Fair value of assets and liabilities - Liability of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Fair value of assets and liabilities
Change in fair value of financial guarantee derivative	$ 25,083,543	¥ 163,670,115	¥ 246,371,828	¥ 200,971,302
Balance at the end	19,991,125	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	2,331,120				¥ 15,210,557	$ 207,080,370	¥ 1,441,652,114
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning		719,962,262
Balance at the end			¥ 719,962,262
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	41,720,920				272,229,005		¥ 155,618,319
Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the end	19,991,125	130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	69,678,790				454,654,107
Guarantee liabilities | Financial guarantee derivative
Fair value of assets and liabilities
Estimated payment to ZhongAn based on the pre-agreed Cap | $	80,867,456
Less: Initially estimated net guarantee service fee to be collected | $	74,261,321
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans | $	(1,942,584)
Change in fair value of financial guarantee derivative | $	4,663,552
Add: Guarantee service fee received from borrowers | $	26,516,239
Less: Compensation paid to ZhongAn | $	11,188,666
Balance at the end | $	19,991,125
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019) | $	69,678,790
Changes in fair value related to balance outstanding | $	$ 3,294,559
Guarantee liabilities | Loans Facilitated In 2020
Fair value of assets and liabilities
Estimated payment to ZhongAn based on the pre-agreed Cap		527,660,148
Less: Initially estimated net guarantee service fee to be collected		484,555,120
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans		(12,675,358)
Change in fair value of financial guarantee derivative		30,429,670
Add: Guarantee service fee received from borrowers		173,018,461
Less: Compensation paid to ZhongAn		73,006,041
Balance at the end		¥ 130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)					454,654,107
Changes in fair value related to balance outstanding					¥ 21,496,996